Other Assets (Tables)	12 Months Ended
Mar. 31, 2013
Other Assets

Other assets at March 31, 2012 and 2013 consisted of the following:

	Millions of Yen
	2012	2013
Capitalized computer software, net	¥4,635	¥5,893
Investments in non-marketable securities	613	706
Other	4,968	4,869

Total other assets	¥10,216	¥11,468

Capitalized Computer Software

Capitalized computer software at March 31, 2012 and 2013 consisted of the following:

	Millions of Yen
	2012	2013
Capitalized computer software, at cost	¥23,913	¥27,408
Less—Accumulated amortization	(19,278)	(21,515)

Capitalized computer software, net	¥4,635	¥5,893

Estimated Amortization Expense of Computer Software	Estimated amortization expense of computer software for the following years is as follows:

Millions of Yen
Year ending March 31,
2014	2,469
2015	1,516
2016	981
2017	620
2018	307